Equity - Authorized shares and secondary follow-on equity offering (Details) $ / shares in Units, $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 11, 2020 USD ($) $ / shares shares	Dec. 11, 2020 MXN ($) shares	Feb. 16, 2018 shares	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2020 MXN ($) EquityInstruments $ / shares shares	Dec. 31, 2019 EquityInstruments $ / shares shares
Equity
Par value | $ / shares					$ 0	$ 0
Number of authorized shares					1,165,976,677	1,011,876,677
Treasury shares					(19,020,202)	(15,136,057)
Shares fully subscribed and paid					1,146,956,475	996,740,620
Forfeited during the year | EquityInstruments				327,217	327,217	294,541
Proceeds from issuance of shares	$ 164,419,000			$ 164,062,000	$ 3,272,832
Increase in capital stock | $		$ 3,272,832			$ 3,272,832
Series A shares
Equity
Number of authorized shares					1,077,924,804	923,824,804
Number of shares per CPO	1	1
Series B shares
Equity
Number of authorized shares					88,051,873	88,051,873
Conversion of equivalent number of shares			45,968,598
Fixed Class I
Equity
Number of authorized shares					24,180	24,180
Shares fully subscribed and paid					24,180	24,180
Fixed Class I | Series A shares
Equity
Number of authorized shares					10,478	10,478
Fixed Class I | Series B shares
Equity
Number of authorized shares					13,702	13,702
Variable Class II
Equity
Number of authorized shares					1,165,952,497	1,011,852,497
Treasury shares					(19,020,202)	(15,136,057)
Shares fully subscribed and paid					1,146,932,295	996,716,440
Variable Class II | Series A shares
Equity
Number of authorized shares					1,077,914,326	923,814,326
Variable Class II | Series B shares
Equity
Number of authorized shares					88,038,171	88,038,171
American Depositary Shares
Equity
Weighted average share price | $ / shares	$ 11.25
Number of CPOs per ADS	10	10
Primary follow-on equity offering
Equity
Number of shares offered	134,000,000	134,000,000
Over-allotment | American Depositary Shares
Equity
Number of shares issued	20,100,000	20,100,000